Subsequent Events		6 Months Ended
	Jan. 18, 2021	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 7—Subsequent Events
On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization.
Subsequent to January 18, 2021, the Company borrowed approximately $112,701 under the Note.
Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to March 1, 2021, the date that the audited financial statements were available to be issued. Based upon this review, management did not identify any subsequent events, except as noted above, that would have required adjustment or disclosure in the financial statements.

Note 10—Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.